Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 12,564	$ 11,910
Cost of sales	(7,943)	(7,343)
Gross profit	4,621	4,567
Other operating income (expenses)
General and administration	(142)	(116)
Exploration	(69)	(58)
Research and development	(35)	(55)
Impairment reversal and (asset impairments) (Note 8)	(41)	163
Other operating income (expense) (Note 9)	450	(230)
Profit (loss) from operations	4,784	4,271
Finance income (Note 10)	33	17
Finance expense (Note 10)	(252)	(229)
Non-operating income (expense) (Note 11)	(52)	(151)
Share of income (loss) of associates and joint ventures(Note 15)	(3)	6
Profit (loss) before taxes	4,510	3,914
Provision for income taxes (Note 20)	(1,365)	(1,425)
Profit for the year	3,145	2,489
Profit attributable to:
Shareholders of the company	3,107	2,460
Non-controlling interests	38	29
Profit for the year	$ 3,145	$ 2,489
Earnings per share (Note 23(f))
Basic	$ 5.41	$ 4.26
Diluted	$ 5.34	$ 4.19
Weighted average shares outstanding (millions)	573.9	577.5
Weighted average diluted shares outstanding (millions)	582.1	586.4
Shares outstanding at end of year (millions)	570.7	573.3